GOODWILL AND INTANGIBLE ASSETS, NET - Goodwill (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GOODWILL AND INTANGIBLE ASSETS, NET
Balance	$ 6,638,403	$ 6,095,959
Effect of change in foreign exchange rate	55,951	542,444
Balance	$ 6,694,354	$ 6,638,403